RELATED PARTY TRANSACTIONS - Summary of transactions with and amounts due from and due to related parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Services provided to related parties	¥ 6,567	¥ 34,619	¥ 6,209
Loans from related parties		15,000	3,113
Amounts due from related parties
Due from Related Parties	17,750	37,017		$ 2,574
Amounts due to related parties
Amounts due to related parties	566	4,485		$ 82
Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties	135,420	77,048	70,481
Services Provided To Related Parties
Related Party Transaction [Line Items]
Services provided to related parties	6,567	34,619	6,209
Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	56,416	203,146	542
Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties		15,000	3,113
Shanghai Jiayin Zhuoyue Wealth Management Co., Ltd
Amounts due to related parties
Amounts due to related parties	408	4,485
Shanghai Jiayin Zhuoyue Wealth Management Co., Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties	122,946	77,048	55,207
Shanghai Jiayin Finance Services Co., Ltd
Amounts due from related parties
Due from Related Parties	500	500
Amounts due to related parties
Amounts due to related parties	158
Shanghai Jiayin Finance Services Co., Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties	12,474		5,845
Shanghai Jiayin Finance Services Co., Ltd | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	35,000	47,840
Jiayin (Shanghai) Finance Information Service Co., Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties			9,004
Limahui Technology Co. Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties			425
Kailiantong Payment Service Co., Ltd. | Services Provided To Related Parties
Related Party Transaction [Line Items]
Services provided to related parties			6,209
Aguila Information, S.A.P.I. de C.V.
Amounts due from related parties
Due from Related Parties		16,507
Aguila Information, S.A.P.I. de C.V. | Services Provided To Related Parties
Related Party Transaction [Line Items]
Services provided to related parties	6,567	34,619
Aguila Information, S.A.P.I. de C.V. | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	4,173
Subsidiary Shareholder
Amounts due from related parties
Due from Related Parties	7	4
Subsidiary Shareholder | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			463
Subsidiary Shareholder | Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties			3,113
GAYANG (Hong Kong) Co., Limited
Amounts due from related parties
Due from Related Parties	17,243	20,006
GAYANG (Hong Kong) Co., Limited | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	¥ 17,243	31,306
Subsidiary Director | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			¥ 79
Shanghai Jiajie Assets Management Co., Ltd | Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties		15,000
Massnet Microcredit | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties		54,000
Jiayin Financial Leasing (Shanghai) Co., Ltd | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties		¥ 70,000